Note 18 - Commitments and Contingencies (Details Textual) - USD ($)	Dec. 31, 2016	Aug. 20, 2015
Bank Guarantee to Secure Release of Vessel		$ 9,837,000
Contract Receivable, Due in Next Twelve Months	$ 94,963,675
Contract Receivable, Due in Year Two	28,963,072
Contract Receivable, Due in Year Three	21,150,188
Contract Receivable, Due in Year Four	17,263,562
Contract Receivable, Due in Year Five	10,760,745
Emihar Petroleum Inc [Member]
Contract Receivable, Due in Year Two	$ 2,023,500